Retirement Plans - Summary of Pension Plan Assets Measured at Fair Value on Recurring Basis (Parenthetical) (Details)	12 Months Ended
Sep. 30, 2018 $ / Unit
Retirement Plans [Abstract]
Short-term investments per units	1.00